Shareholder Report, Holdings (Details)	Dec. 31, 2024
Manor Fund | App Lovin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Manor Fund | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
Manor Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Manor Fund | Apollo Global Mgmt Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Manor Fund | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Manor Fund | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Manor Fund | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Manor Fund | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Manor Fund | Jp Morgan Chase Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Manor Fund | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Manor Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.51%
Manor Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.69%
Manor Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Manor Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Manor Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	13.99%
Manor Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Manor Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
Manor Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.57%
Manor Fund | Real Estate Inv Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Manor Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	28.75%
Growth Fund | App Lovin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Growth Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Growth Fund | Apollo Global Mgmt Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Growth Fund | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Growth Fund | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Growth Fund | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Growth Fund | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Growth Fund | Eli Lilly Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Growth Fund | Salesforce Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Growth Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	10.77%
Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Growth Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Growth Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.66%
Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.69%
Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.53%
Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	40.51%
Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Bond Fund | U S Treas Note 2034 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.28%
Bond Fund | U S Treas Note 2032 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
Bond Fund | U S Treas Note 2026 Feb 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%
Bond Fund | U S Treas Note 2029 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Bond Fund | U S Treas Note 2026 Aug 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Bond Fund | U S Treas Note 2030 May 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Bond Fund | U S Treas Note 2028 May 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Bond Fund | Goldman Sachs Fin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Bond Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Bond Fund | Us Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	97.32%